Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Enovis 401(k) Savings Plan Plus (the “Plan”) provides only general information. Participants should refer to the Plan document for a complete description of the Plan's provisions.

General

The Plan, as amended and restated as of October 3, 2022 (the “2022 Plan Amendment”), is a defined contribution plan covering substantially all employees of Enovis Corporation and participating affiliates (collectively, “Enovis,” the “Company,” or the “Employer”). Non-resident aliens, leased employees, temporary employees, and employees not on payroll in the United States of America are not included in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The plan is administered by Enovis Corporation (the “Plan Administrator”).

Contributions

Each year, participants may contribute up to 75% of pretax annual compensation, as defined in the Plan. Participants are automatically enrolled with a 4% deferral contribution upon attainment of the eligibility requirements unless the Company receives signed written documentation from the participant before this date to do otherwise. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. The Plan provides for a safe harbor employer match of up to 4% of eligible compensation contributed to the Plan and discretionary employer contribution of eligible compensation for the year ended December 31, 2025, based upon eligibility requirements as detailed in the Plan document. Participants may also contribute amounts representing eligible rollover distributions from other qualified plans. Contributions are subject to certain limitations.

Participant Accounts

Each participant's account is credited with the participant's contributions, the Company's contributions, and an allocation of the investment earnings and losses. On a quarterly basis, participant accounts are charged with a set fee for administrative expenses that are paid by the Plan. Participant initiated transactions are paid directly through participant accounts. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants direct the investment of contributions into various investment options offered by the Plan. As of December 31, 2025, the Plan offered 13 mutual funds, 13 common collective trust funds, and Enovis common stock as investment options for participants. Effective April 5, 2022, following the Company’s name change and separation of its fabrication technology business (“ESAB”), the Company’s common stock began trading as Enovis common stock and a portion of the common stock in the Plan was converted to ESAB common stock, a new publicly traded stock. However, ESAB common stock is not an investment option available to be purchased through the Plan.

Vesting

Participants vest immediately in their contributions, safe harbor employer contributions, and discretionary employer contributions; plus actual earnings (losses) thereon. Prior to a plan amendment in 2020, vesting in discretionary employer contributions was based on years of continuous service as follows: 20% vested after two years of services, 40% vested after three years, 60% vested after four years, and 100% vested after five years of service. Certain employees and contribution types may be subject to different vesting schedules as described in the Plan document due to prior Plan provisions.

Forfeited Accounts

As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $97,843 and $88,125, respectively. On a periodic basis at the discretion of plan management, the Company may use the forfeited nonvested accounts to reduce future employer contributions or pay administrative expenses. During the year ended December 31, 2025, no forfeited nonvested funds were used to reduce Employer contributions or pay administrative expenses.
Payment of Benefits

Benefits are payable upon retirement at age 65, disability, death, or termination of employment. Hardship withdrawals and in-service withdrawals at age 59 1/2 are also permitted, subject to the provisions in the Plan document and applicable law. Benefits are payable in lump sum or installment payments.

Notes Receivable from Participants

Active participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of their vested account balance. For loans to active participants in the Plan, loan terms range from one to five years or up to 15 years for the purchase of a primary residence. Notes receivable from participants are repaid through payroll deductions. The loans are secured by the balance in the participant's account and bear interest at the prime rate plus 1%.

Administrative Expenses

Certain expenses of administering the Plan are paid by the Plan through a flat fee pricing arrangement with the recordkeeper and Trustee, Bank of America, N.A. Under this arrangement, each participant is charged a set quarterly fee to cover certain costs of administrating the Plan. Administrative expenses also include member-requested services charged to participant accounts. Investment related expenses are included in Net appreciation in fair value of investments in the Statement of Changes in Net Assets Available for Benefits. Other professional fees paid by the Plan are discussed further in Note 6, “Related Party and Party-In-Interest Transactions”. Certain other administrative expenses associated with maintaining the Plan may be paid by the Company and are excluded from the financial statements.

Voting Rights

Each participant is entitled to exercise voting rights for shares of Enovis and ESAB common stock credited to their account at all times as their respective company’s shareholders vote. The participant is notified by the Trustee prior to the time such rights are to be exercised. The Trustee is not permitted to vote any allocated share for which instructions have not been given by a participant. The Trustee shall vote shares for which it has not received direction in the same proportion as directed shares were voted.